Share Capital - Performance Share Units (Details) - PSU	12 Months Ended
	Dec. 31, 2024 shares shares	Dec. 31, 2023 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	967,921	881,788
Issued	357,792	437,204
Settled	(249,694)	(238,881)
Forfeited	(61,514)	(112,190)
Outstanding balance, end of year	1,014,505	967,921